Significant Accounting Policies (Details Narrative) (USD $)	0 Months Ended	3 Months Ended
	Oct. 15, 2012	Jul. 31, 2012	Jul. 31, 2011	Apr. 30, 2012
Accounting Policies [Abstract]
Derivative instruments qualifying as cash flow hedges discounted rate		10.00%
Penalties and interest incurred				$ 32,000
Outstanding penalties and interest paid	10,000
Excluded common share equivalents		117,759,023
Loss from operations decreased reclassified to other income		$ (3,151,718)	$ 12,459,641